SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Provision for Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Balance at beginning of year	$ 1,072	$ 1,217	$ 911
Payments made under the warranty	(30)	(59)	(184)
Product warranties issued for new sales	283	392	585
Changes in accrual due to expiration of warranty period	(744)	(478)	(95)
Balance at end of year	$ 581	$ 1,072	$ 1,217